INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2024
Classes of current inventories [abstract]
Disclosure of Inventories [Table Text Block]
	As at December 31,
	2024	2023
Current:
Sulphide ore stockpiles	76,696	57,678
Copper contained in concentrate	14,932	17,356
Molybdenum concentrate	642	711
Materials and supplies	46,620	47,197
	138,890	122,942
Long term:
Oxide ore stockpiles	39,586	17,554
	178,476	140,496